UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-09177

                            THE CATHOLIC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                      THEODORE F. ZIMMER, ESQ., PRESIDENT
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                            FREDRICK G. LAUTZ, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 278-6500

                  DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2004

                   DATE OF REPORTING PERIOD:  MARCH 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CRS in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                          (THE CATHOLIC FUNDS(R) LOGO)
                      GIVING VOICE TO CATHOLIC VALUES(SM)

                            THE CATHOLIC EQUITY FUND
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2004

                         The Catholic Funds

                                        1-877-222-2402

                      THANK YOU FOR CALLING THE CATHOLIC FUNDS.
                   PLEASE SELECT FROM THE FOLLOWING SEVEN CHOICES:

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      AND WATCHLIST INFORMATION -----------------------------------    PRESS 4

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2      Letter to Shareholders

3      The Catholic Equity Fund

5      Schedule of Investments

14     Schedule of Futures Contracts

15     Statement of Assets & Liabilities

16     Statement of Operations

17     Statements of Changes in Net Assets

18     Financial Highlights

21     Notes to Financial Statements

Letter to Shareholders

Dear Shareholder,

When we started The Catholic Equity Fund, we committed to two fundamental purposes. The first is to take our Catholic beliefs to the boardrooms of America. We have been accomplishing this at remarkable pace. For the 2003-2004 filing season, we have filed shareholder resolutions with 18 companies in the S&P 500(R) Index.

We believe that we are being heard in the boardrooms. Five of these companies agreed to do some or all of what we asked--El Paso, SBC, YUM! Brands, Occidental Petroleum, and Exxon Mobil. In addition, we have reason to believe that our resolutions may have encouraged two others (Alcoa and Cendant) to moderate their CEO compensation practices. Besides filing resolutions, we are guided by our Catholic values when we vote on the resolutions that come before the annual meetings of 495 major companies.

Just as importantly, the national news media has recognized our position and advocacy efforts. We have appeared in The New York Times, The Wall Street Journal, and Reuters News Service. In addition, we have appeared on the PBS television show Wall $treet Week with Fortune to discuss the issue of excessive CEO compensation. We have truly taken our Catholic message to a national audience.

Our second purpose was to take a prudent investment approach in the form of index investing. We determined that an index investment strategy tied to the S&P 500(R) Index would serve as a foundation to help us achieve both our long-term investment goals, and our long-term advocacy goals. Our indexing approach can serve as a core holding in a well-diversified portfolio and be the basis to reach nearly 500 of America's largest corporations.

The Catholic Equity Fund continues to take a firm stand on abortion and consequently does not invest in any company directly involved with abortion activity.

Our investors have found that Pope John Paul II is right when he spoke in the encyclical Centesimus Annus, that "EVERY INVESTMENT DECISION IS ALSO A MORAL DECISION." For our investors, we have provided an opportunity to accomplish this with their investments in The Catholic Equity Fund.

Fraternally,

/s/Daniel J. Steininger                         /s/Theodore F. Zimmer

Daniel J. Steininger                            Theodore F. Zimmer
Chairman of the Board                           President

An investment in The Catholic Equity Fund involves risk. The principal value and investment returns will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost. An investor should consider the Fund's investment objectives, risks, and charges and expenses carefully before you invest or send money.

"S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by The Catholic Equity Fund. The Catholic Equity Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Fund. The Fund seeks to match the index, but performance can be expected to differ by a small percentage representing operating costs and the exclusion of companies that participate in abortion (currently five). An investment cannot be made directly in the Index.

The Catholic Church has not sponsored or endorsed The Catholic Equity Fund nor approved or disapproved of the Fund as an investment. The Catholic Equity Fund is distributed through Catholic Financial Services Corporation, 1100 W. Wells St., Milwaukee, WI 53233, (414) 278-6550, of which Dan Steininger and Ted Zimmer are registered representatives. Member NASD and SIPC.

The Catholic Equity Fund

MANAGEMENT:

Mellon Equity Associates is an independently run, wholly owned subsidiary of Mellon Financial Corporation located in Pittsburgh, Pennsylvania. It has been advising passive and active accounts for institutional and individual clients since 1983. Today, we manage over $19 billion in assets for 102 clients.

The portfolio manager, Thomas Durante, joined Mellon Equity Associates in January 2000. In addition to the Catholic Equity Fund, Tom manages several index accounts at Mellon Equity. Tom is a Chartered Financial Analyst and earned a BS in accounting from Fairfield University in 1982.

MARKET COMMENTARY:

The fund enjoyed strong returns for the first half of the period, but the returns have leveled off recently. At the beginning of the period many of the riskier stocks performed well as investors correctly believed that the low interest rates and tax cuts would lead to strong US economic growth. After the economy accelerated, investors started to rotate to value style stocks. Companies with stable cash flows, reliable earnings and dividends performed better during the first quarter of 2004.

All industry groups provided positive returns for the Catholic Equity Fund with financial services and producer goods and services providing the greatest contribution to return. Within the financial sector, banks and insurance companies performed very well in the low interest rate environment and surging equity market. The increase in global demand led to a strong performance in many producer companies such as chemicals, industrial parts, forestry, mining and construction stocks. In many cases, these companies benefited from productivity gains as well as a favorable currency environment.

Business profitability has been the most important factor in surging stock prices over the past few months. Net profits for S&P 500 companies are expected to stay strong due to an increase in global demand and an increase in productivity. This should lead to an increase in capital spending which should encourage companies to increase hiring. There are concerns about inflation, especially due to surging oil prices. The Federal Reserve Bank stated that it will take a measured approach regarding changing interest rates in order to avoid stalling the recovery.

High quality large capitalization US stocks should prosper in an environment where there are relatively low interest rates, lower taxes and a weaker dollar. We expect these conditions will remain over the near term.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

                       THE CATHOLIC EQUITY FUND - CLASS A
                         GROWTH OF A $10,000 INVESTMENT

                The Catholic Equity      The Catholic Equity
     Date          Fund - Class A       Fund - Class A w/load   S&P 500 Index
     ----       -------------------     ---------------------   -------------
    5/3/1999           $10,000                  $9,600              $10,000
   6/30/1999           $10,290                  $9,878              $10,306
   9/30/1999            $9,690                  $9,302               $9,663
  12/31/1999           $10,855                 $10,421              $11,101
   3/31/2000           $11,155                 $10,709              $11,356
   6/30/2000           $10,945                 $10,507              $11,055
   9/30/2000           $10,965                 $10,526              $10,948
  12/31/2000           $10,302                  $9,890              $10,092
   3/31/2001            $9,338                  $8,964               $8,895
   6/30/2001           $10,000                  $9,600               $9,416
   9/30/2001            $8,464                  $8,126               $8,034
  12/31/2001            $9,385                  $9,010               $8,893
   3/31/2002            $9,334                  $8,961               $8,917
   6/30/2002            $8,044                  $7,723               $7,722
   9/30/2002            $6,632                  $6,367               $6,388
  12/31/2002            $7,208                  $6,920               $6,927
   3/31/2003            $6,962                  $6,684               $6,709
   6/30/2003            $8,020                  $7,699               $7,742
   9/30/2003            $8,204                  $7,876               $7,947
  12/31/2003            $9,163                  $8,794               $8,784
   3/31/2004            $9,298                  $8,923               $8,933

                             AVERAGE ANNUAL RETURNS
                           March 31, 2004 (Unaudited)

                                                        Since        Inception
                                        1 Year        Inception         Date
                                        ------        ---------      ---------
Class A (without sales load)            33.55%          -1.47%         5/3/99
Class A (with sales load)               28.25%          -2.29%         5/3/99

S&P 500 Index                           35.12%          -2.27%         5/3/99

Class C (without sales load)            33.58%           0.82%         4/9/02
Class C (with sales load)               32.58%           0.82%         4/9/02

S&P 500 Index                           35.12%           2.15%         4/9/02

Class I                                 34.00%           0.66%         4/3/02

S&P 500 Index                           35.12%           1.81%         4/3/02

Performance information prior to April 3, 2002 reflects performance of The Catholic Disciplined Capital Appreciation Fund, which had a similar, but not identical, investment program to that of the Catholic Equity Fund.

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's Adviser waived its management fees and/or reimbursed Fund expenses. Had the Adviser not done so, the Fund's total return would have been lower.

Class A performance has been restated to reflect the maximum sales charge of 4%. Class C performance reflects the maximum contingent sales charge (CDSC) of 1%, which terminates one year after the purchase of shares. Class I shares have no sales load and are for institutional shareholders only.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

Current performance maybe lower or higher than the performance data quoted.

Performance data current to the most recent month-end can be found at our website, www.CatholicFunds.com

                                                      March 31, 2004
                                                       (Unaudited)
                            Ticker Symbols           Net Asset Values
                            --------------           ----------------
          Equity A              CTHQX                     $9.00
          Equity C              CTHSX                     $8.97
          Equity I              CTHRX                     $9.00

                                TOP 10 HOLDINGS
                           March 31, 2004 (Unaudited)

                                                                 Percentage
                                                                     of
     Rank   Ticker    Security Name                              Net Assets
     ----   ------    -------------                              ----------
     1      GE        General Electric Company                     2.89%
     2      XOM       Exxon Mobil Corporation                      2.55%
     3      MSFT      Microsoft Corporation                        2.52%
     4      C         Citigroup Inc.                               2.48%
     5      WMT       Wal-Mart Stores, Inc.                        2.43%
     6      JNJ       Johnson & Johnson                            1.93%
     7      SPM4      S&P 500 Futures Contracts
                        Expiring June 2004                         1.80%
     8      AIG       American International
                        Group, Inc.                                1.74%
     9      INTC      Intel Corporation                            1.65%
     10     MRK       Merck & Co. Inc.                             1.65%

SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

                                                        THE CATHOLIC EQUITY FUND

Common Stocks (97.9%)                                 Shares             Value
---------------------                                 ------             -----
3M Co.                                                 2,280          $186,664
Abbott Laboratories                                    6,250           256,875
ACE Limited                                              850            36,261
ADC Telecommunications,
  Inc.*<F1>                                            2,200             6,380
Adobe Systems
  Incorporated                                           700            27,601
Adolph Coors Company                                     100             6,945
Advanced Micro
  Devices, Inc.* <F1>                                  1,000            16,230
The AES Corporation*<F1>                               1,600            13,648
Aetna Inc.                                               500            44,860
AFLAC INCORPORATED                                     1,490            59,809
Agilent Technologies,
  Inc.* <F1>                                           1,350            42,701
Air Products and
  Chemicals, Inc.                                        650            32,578
Alberto-Culver Company                                   300            13,161
Albertson's, Inc.                                      1,050            23,258
Alcoa Inc.                                             2,500            86,725
Allegheny Energy, Inc.* <F1>                             300             4,113
Allegheny
  Technologies, Inc.                                     100             1,210
Allergan, Inc.                                           765            64,382
Allied Waste
  Industries, Inc.* <F1>                                 900            11,979
The Allstate Corporation                               2,040            92,738
ALLTEL Corporation                                       890            44,402
Altera Corporation*<F1>                                1,150            23,518
Altria Group, Inc.                                     5,950           323,978
Ambac Financial
  Group, Inc.                                            350            25,823
Amerada Hess
  Corporation                                            250            16,320
Ameren Corporation                                       500            23,045
American Electric
  Power Company, Inc.                                  1,150            37,858
American Express
  Company                                              3,750           194,438
American Greetings
  Corporation - Class A*<F1>                             100             2,277
American International
  Group, Inc.                                          7,602           542,403
American Power
  Conversion Corporation                                 550            12,656
American Standard
  Companies Inc.* <F1>                                   200            22,750
AmerisourceBergen
  Corporation                                            657            35,925
Amgen Inc.* <F1>                                       3,740           217,556
AmSouth Bancorporation                                 1,050            24,686
Anadarko Petroleum
  Corporation                                            750            38,895
Analog Devices, Inc.                                   1,150            55,212
Andrew Corporation*<F1>                                  400             7,000
Anheuser-Busch
  Companies, Inc.                                      2,400           122,400
Anthem, Inc.* <F1>                                       400            36,256
Aon Corporation                                          850            23,724
Apache Corporation                                     1,032            44,551
Apartment Investment &
  Management Company                                     300             9,327
Apollo Group, Inc. -
  Class A*<F1>                                           500            43,055
Apple Computer, Inc.* <F1>                             1,050            28,402
Applera Corporation -
  Applied Biosystems
  Group                                                  550            10,879
Applied Materials, Inc.* <F1>                          4,900           104,762
Applied Micro Circuits
  Corporation*<F1>                                       900             5,175
Archer-Daniels-
  Midland Company                                      1,850            31,210
Ashland Inc.                                             200             9,298
AT&T Corp.                                             2,300            45,011
AT&T Wireless
  Services Inc.* <F1>                                  7,900           107,519
Autodesk, Inc.                                           300             9,486
Automatic Data
  Processing, Inc.                                     1,700            71,400
AutoNation, Inc.* <F1>                                   750            12,787
AutoZone, Inc.* <F1>                                     275            23,642
Avaya Inc.* <F1>                                       1,200            19,056
Avery Dennison
  Corporation                                            350            21,773
Avon Products, Inc.                                      650            49,315
Baker Hughes
  Incorporated                                         1,050            38,304
Ball Corporation                                         200            13,556
Bank of America
  Corporation                                          4,230           342,545
The Bank of New York
  Company, Inc.                                        2,200            69,300
Bank One Corporation                                   3,230           176,099
C.R. Bard, Inc.                                          200            19,528
Bausch & Lomb
  Incorporated                                           200            11,994
Baxter International Inc.                              1,750            54,058
BB&T Corporation                                       1,550            54,715
The Bear Stearns
  Companies Inc.                                         290            25,427
Becton, Dickinson
  and Company                                            750            36,360
Bed Bath & Beyond Inc.* <F1>                             915            38,210
BellSouth Corporation                                  5,400           149,526
Bemis Company, Inc.                                      300             7,800
Best Buy Co., Inc.                                     1,000            51,720
Big Lots, Inc.* <F1>                                     300             4,350
Biogen Idec Inc.* <F1>                                   960            53,376
Biomet, Inc.                                             750            28,770
BJ Services Company*<F1>                                 440            19,039
The Black & Decker
  Corporation                                            300            17,082
BMC Software, Inc.* <F1>                                 650            12,708
The Boeing Company                                     2,400            98,568
Boise Cascade
  Corporation                                            200             6,930
Boston Scientific
  Corporation*<F1>                                     2,380           100,864
Bristol-Myers Squibb
  Company                                              9,150           221,704
Broadcom Corporation -
  Class A*<F1>                                           850            33,294
Brown-Forman
  Corporation - Class B                                  400            19,064
Brunswick Corporation                                    300            12,249
Burlington Northern
  Santa Fe Corporation                                 1,050            33,075
Burlington Resources Inc.                                550            34,997
Calpine Corporation*<F1>                               1,000             4,670
Campbell Soup Company                                  1,150            31,361
Capital One Financial
  Corporation                                            650            49,030
Cardinal Health, Inc.                                  2,300           158,470
Caremark Rx, Inc.* <F1>                                1,300            43,225
Carnival Corporation                                   1,850            83,083
Caterpillar Inc.                                       1,050            83,024
Cendant Corporation                                    3,100            75,609
CenterPoint Energy, Inc.                                 800             9,144
Centex Corporation                                       400            21,624
CenturyTel, Inc.                                         400            10,996
Charter One
  Financial, Inc.                                        672            23,762
ChevronTexaco
  Corporation                                          3,186           279,667
Chiron Corporation*<F1>                                  550            24,205
The Chubb Corporation                                    600            41,724
CIENA Corporation*<F1>                                 1,100             5,467
CIGNA Corporation                                        400            23,608
Cincinnati Financial
  Corporation                                            500            21,725
Cinergy Corp.                                            500            20,445
Cintas Corporation                                       500            21,745
Circuit City Stores, Inc.                                600             6,780
Cisco Systems, Inc.* <F1>                             20,085           472,399
Citigroup Inc.                                        15,005           775,759
Citizens Communications
  Company*<F1>                                           750             9,705
Citrix Systems, Inc.* <F1>                               400             8,648
Clear Channel
  Communications, Inc.                                 1,775            75,171
The Clorox Company                                       575            28,123
CMS Energy Corporation*<F1>                              200             1,790
The Coca-Cola Company                                  7,105           357,382
Coca-Cola
  Enterprises Inc.                                     1,250            30,212
Colgate-Palmolive
  Company                                              1,550            85,405
Comcast Corporation -
  Class A*<F1>                                         6,552           188,304
Comerica Incorporated                                    500            27,160
Computer Associates
  International, Inc.                                  1,650            44,319
Computer Sciences
  Corporation*<F1>                                       500            20,165
Compuware Corporation*<F1>                               800             5,960
Comverse
  Technology, Inc.* <F1>                                 550             9,977
ConAgra Foods, Inc.                                    1,540            41,488
ConocoPhillips                                         2,014           140,597
Consolidated Edison, Inc.                                665            29,327
Constellation Energy
  Group, Inc.                                            500            19,975
Convergys Corporation*<F1>                               400             6,080
Cooper Industries, Ltd. -
  Class A                                                300            17,154
Cooper Tire & Rubber
  Company                                                200             4,030
Corning Incorporated*<F1>                              3,950            44,161
Costco Wholesale
  Corporation*<F1>                                     1,350            50,706
Countrywide Financial
  Corporation                                            566            54,279
Crane Co.                                                100             3,300
CSX Corporation                                          550            16,660
Cummins Inc.                                             100             5,845
CVS Corporation                                        1,150            40,595
Dana Corporation                                         500             9,930
Danaher Corporation                                      500            46,685
Darden Restaurants, Inc.                                 500            12,395
Deere & Company                                          750            51,983
Dell Inc.* <F1>                                        7,470           251,141
Delphi Corporation                                     1,500            14,940
Delta Air Lines, Inc.                                    300             2,376
Deluxe Corporation                                       100             4,010
Devon Energy Corporation                                 650            37,797
Dillard's, Inc. - Class A                                300             5,748
Dollar General
  Corporation                                          1,050            20,160
Dominion Resources, Inc.                                 950            61,085
R. R. Donnelley &
  Sons Company                                           600            18,150
Dover Corporation                                        650            25,201
The Dow Chemical
  Company                                              2,700           108,756
Dow Jones &
  Company, Inc.                                          300            14,373
DTE Energy Company                                       490            20,164
E. I. du Pont de Nemours
  and Company                                          2,900           122,438
Duke Energy Corporation                                2,600            58,760
Dynegy Inc. - Class A*<F1>                               600             2,376
Eastman Chemical
  Company                                                300            12,804
Eastman Kodak Company                                    850            22,244
Eaton Corporation                                        500            28,095
eBay Inc.* <F1>                                        1,850           128,261
Ecolab Inc.                                              800            22,824
Edison International*<F1>                                950            23,075
El Paso Corporation                                    1,845            13,118
Electronic Arts Inc.* <F1>                               900            48,564
Electronic Data Systems
  Corporation                                          1,350            26,122
EMC Corporation*<F1>                                   7,050            95,951
Emerson Electric Co.                                   1,250            74,900
Engelhard Corporation                                    400            11,956
Entergy Corporation                                      650            38,675
EOG Resources, Inc.                                      300            13,767
Equifax Inc.                                             400            10,328
Equity Office
  Properties Trust                                     1,171            33,830
Equity Residential                                       750            22,387
E*TRADE Financial
  Corporation*<F1>                                     1,100            14,685
Exelon Corporation                                       950            65,427
Express Scripts, Inc.* <F1>                              200            14,918
Exxon Mobil Corporation                               19,198           798,445
Family Dollar Stores, Inc.                               500            17,975
Fannie Mae                                             2,800           208,180
Federated Department
  Stores, Inc.                                           550            29,727
Federated Investors, Inc.                                300             9,429
FedEx Corp.                                              850            63,886
Fifth Third Bancorp                                    1,650            91,361
First Data Corporation                                 2,629           110,839
First Tennessee National
  Corporation                                            400            19,080
FirstEnergy Corp.                                        950            37,126
Fiserv, Inc.* <F1>                                       550            19,673
FleetBoston Financial
  Corporation                                          3,100           139,190
Fluor Corporation                                        300            11,607
Ford Motor Company                                     5,300            71,921
Forest Laboratories, Inc.* <F1>                        2,350           168,307
Fortune Brands, Inc.                                     450            34,484
FPL Group, Inc.                                          550            36,767
Franklin Resources, Inc.                                 750            41,760
Freddie Mac                                            2,050           121,073
Freeport-McMoRan Copper
  & Gold, Inc. - Class B                                 600            23,454
Gannett Co.,Inc.                                         850            74,919
The Gap, Inc.                                          2,600            56,992
Gateway, Inc.* <F1>                                      800             4,224
General Dynamics
  Corporation                                            550            49,132
General Electric
  Company                                             29,635           904,460
General Mills, Inc.                                    1,050            49,014
General Motors
  Corporation                                          1,615            76,066
Genuine Parts Company                                    500            16,360
Genzyme Corporation                                      650            30,576
Georgia-Pacific Corp                                     750            25,268
The Gillette Company                                   2,965           115,931
Golden West Financial
  Corporation                                            500            55,975
The Goldman Sachs
  Group, Inc.                                          1,450           151,308
Goodrich Corporation                                     300             8,421
The Goodyear Tire &
  Rubber Company*<F1>                                    300             2,562
W.W. Grainger, Inc.                                      300            14,400
Great Lakes Chemical
  Corporation                                            100             2,385
Guidant Corporation                                      950            60,201
Halliburton Company                                    1,250            37,988
Harley-Davidson, Inc.                                    850            45,339
Harrah's Entertainment,
  Inc.                                                   300            16,467
The Hartford Financial
  Services Group, Inc.                                   850            54,145
Hasbro, Inc.                                             500            10,875
Hercules Incorporated*<F1>                               200             2,296
Hershey Foods
  Corporation                                            400            33,140
Hewlett-Packard
  Company                                              8,857           202,294
Hilton Hotels Corporation                              1,050            17,062
H.J. Heinz Company                                     1,050            39,155
The Home Depot, Inc.                                   6,650           248,444
Honeywell International
  Inc.                                                 2,500            84,625
H&R Block, Inc.                                          490            25,005
Humana Inc.* <F1>                                        400             7,608
Huntington Bancshares
  Incorporated                                           650            14,424
Illinois Tool Works Inc.                                 900            71,307
IMS Health Incorporated                                  650            15,119
Ingersoll-Rand Company                                   500            33,825
Intel Corporation                                     18,935           515,032
International Business
  Machines Corporation
  (IBM)                                                5,015           460,578
International Flavors &
  Fragrances Inc.                                        275             9,762
International Game
  Technology                                           1,000            44,960
The Interpublic Group of
  Companies, Inc.* <F1>                                1,250            19,225
International Paper
  Company                                              1,390            58,741
Intuit Inc.* <F1>                                        565            25,357
ITT Industries, Inc.                                     325            24,807
Jabil Circuit, Inc.* <F1>                                565            16,628
Janus Capital Group Inc.                                 550             9,009
J. C. Penney Company,
  Inc. - Holding Company                                 750            26,085
JDS Uniphase
  Corporation *<F1>                                    3,850            15,670
Jefferson-Pilot
  Corporation                                            400            22,004
John Hancock Financial
  Services, Inc.                                         850            37,136
Johnson & Johnson                                     11,900           603,568
Johnson Controls, Inc.                                   530            31,350
Jones Apparel Group, Inc.                                400            14,460
J.P. Morgan Chase & Co.                                6,000           251,700
KB HOME                                                  200            16,160
Kellogg Company                                        1,150            45,126
Kerr-McGee Corporation                                   250            12,875
KeyCorp                                                1,150            34,833
KeySpan Corporation                                      400            15,288
Kimberly-Clark
  Corporation                                          1,500            94,650
Kinder Morgan, Inc.                                      400            25,208
King Pharmaceuticals,
  Inc.* <F1>                                             650            10,946
KLA-Tencor Corporation*<F1>                              550            27,693
Knight-Ridder, Inc.                                      200            14,650
Kohl's Corporation*<F1>                                1,015            49,055
The Kroger Co.* <F1>                                   2,100            34,944
Leggett & Platt,
  Incorporated                                           550            13,040
Lehman Brothers
  Holdings, Inc.                                         850            70,440
Lexmark International,
  Inc.* <F1>                                             350            32,200
Eli Lilly and Company                                  5,400           361,260
Limited Brands                                         1,350            27,000
Lincoln National
  Corporation                                            500            23,660
Linear Technology
  Corporation                                            950            35,169
Liz Claiborne, Inc.                                      300            11,007
Lockheed Martin
  Corporation                                          1,350            61,614
Loews Corporation                                        550            32,483
Louisiana-Pacific
  Corporation                                            300             7,740
Lowe's Companies, Inc.                                 2,340           131,344
LSI Logic Corporation*<F1>                             1,000             9,340
Lucent Technologies
  Inc.* <F1>                                          12,550            51,580
M&T Bank Corporation                                     400            35,940
Manor Care, Inc.                                         300            10,587
Marathon Oil Corporation                                 950            31,986
Marriott International,
  Inc. - Class A                                         650            27,658
Marsh & McLennan
  Companies, Inc.                                      1,540            71,302
Marshall & Ilsley
  Corporation                                            650            24,577
Masco Corporation                                      1,450            44,138
Mattel, Inc.                                           1,250            23,050
Maxim Integrated
  Products, Inc.                                         950            44,735
The May Department
  Stores Company                                         850            29,393
Maytag Corporation                                       300             9,471
MBIA Inc.                                                400            25,080
MBNA Corporation                                       3,800           104,994
McCormick & Company,
  Incorporated                                           400            13,408
McDonald's Corporation                                 3,650           104,280
The McGraw-Hill
  Companies, Inc.                                        550            41,877
McKesson Corporation                                   2,050            61,685
MeadWestvaco
  Corporation                                            550            15,560
Medco Health Solutions,
  Inc.* <F1>                                             775            26,350
MedImmune, Inc.* <F1>                                    650            15,002
Medtronic, Inc.                                        3,530           168,558
Mellon Financial
  Corporation                                          1,250            39,112
Merck & Co. Inc.                                      11,650           514,814
Mercury Interactive
  Corporation*<F1>                                       300            13,440
Meredith Corporation                                     100             5,056
Merrill Lynch & Co., Inc.                              2,800           166,768
MetLife, Inc.                                          2,200            78,496
MGIC Investment
  Corporation                                            300            19,269
Micron Technology, Inc.* <F1>                          1,750            29,242
Microsoft Corporation                                 31,540           787,554
Millipore Corporation*<F1>                               100             5,138
Molex Incorporated                                       550            16,715
Monsanto Company                                         750            27,502
Monster Worldwide Inc.* <F1>                             300             7,860
Moody's Corporation                                      490            34,692
Morgan Stanley                                         3,200           183,360
Motorola, Inc.                                         6,730           118,448
Nabors Industries, Ltd.* <F1>                            400            18,300
National City Corporation                              1,750            62,265
National Semiconductor
  Corporation*<F1>                                       550            24,437
Navistar International
  Corporation*<F1>                                       200             9,170
NCR Corporation*<F1>                                     300            13,218
Network Appliance, Inc.* <F1>                          1,050            22,522
The New York Times
  Company - Class A                                      400            17,680
Newell Rubbermaid Inc.                                   740            17,168
Newmont Mining
  Corporation                                          1,250            58,288
Nextel Communications,
  Inc. - Class A*<F1>                                  3,280            81,114
Nicor Inc.                                               100             3,523
Nike, Inc. - Class B                                     750            58,403
NiSource Inc.                                            750            15,938
Noble Corporation*<F1>                                   350            13,447
Nordstrom, Inc.                                          400            15,960
Norfolk Southern
  Corporation                                          1,150            25,403
North Fork
  Bancorporation, Inc.                                   400            16,928
Northern Trust
  Corporation                                            650            30,283
Northrop Grumman
  Corporation                                            557            54,820
Novell, Inc.* <F1>                                     1,000            11,380
Novellus Systems, Inc.* <F1>                             400            12,716
Nucor Corporation                                        200            12,296
NVIDIA Corporation*<F1>                                  500            13,245
Occidental Petroleum
  Corporation                                          1,140            52,497
Office Depot, Inc.* <F1>                                 850            15,997
Omnicom Group Inc.                                       550            44,138
Oracle Corporation*<F1>                               15,180           182,312
PACCAR Inc.                                              525            29,526
Pactiv Corporation*<F1>                                  400             8,900
Pall Corp.                                               300             6,807
Parametric Technology
  Corporation*<F1>                                       400             1,808
Parker-Hannifin
  Corporation                                            400            22,600
Paychex, Inc.                                          1,075            38,270
Peoples Energy
  Corporation                                            100             4,465
PeopleSoft, Inc.* <F1>                                 1,050            19,414
The Pepsi Bottling
  Group, Inc.                                            700            20,825
PepsiCo, Inc.                                          4,950           266,558
PerkinElmer, Inc.                                        300             6,207
PG&E Corporation*<F1>                                  1,250            36,212
Phelps Dodge
  Corporation*<F1>                                       300            24,498
Pinnacle West Capital
  Corporation                                            300            11,805
Pitney Bowes Inc.                                        750            31,958
Plum Creek Timber
  Company, Inc.                                          550            17,864
PMC-Sierra, Inc.* <F1>                                   500             8,485
PNC Financial
  Services Group                                         850            47,107
Power-One, Inc.* <F1>                                    100             1,106
PPG Industries, Inc.                                     500            29,150
PPL Corporation                                          600            27,360
Praxair, Inc.                                          1,000            37,120
Principal Financial
  Group, Inc.                                            950            33,848
The Procter & Gamble
  Company                                              3,840           402,739
Progress Energy, Inc.                                    750            35,310
The Progressive
  Corporation                                            650            56,940
ProLogis                                                 500            17,935
Providian Financial
  Corporation*<F1>                                       800            10,480
Prudential Financial, Inc.                             1,550            69,409
Public Service Enterprise
  Group Incorporated                                     650            30,537
Pulte Homes, Inc.                                        400            22,240
QLogic Corporation*<F1>                                  300             9,903
QUALCOMM Inc.                                          2,400           159,408
Quest Diagnostics
  Incorporated                                           300            24,849
Qwest Communications
  International Inc.* <F1>                             4,500            19,395
RadioShack Corporation                                   500            16,580
Raytheon Company                                       1,150            36,041
Reebok International Ltd.                                200             8,270
Regions Financial
  Corporation                                            650            23,738
R.J. Reynolds Tobacco
  Holdings, Inc.                                         300            18,150
Robert Half
  International Inc.* <F1>                               400             9,448
Rockwell Automation, Inc.                                550            19,068
Rockwell Collins, Inc.                                   550            17,386
Rohm and Haas Company                                    650            25,896
Rowan Companies, Inc.* <F1>                              300             6,327
T. Rowe Price Group Inc.                                 400            21,532
Ryder System, Inc.                                       200             7,746
Sabre Holdings
  Corporation                                            400             9,924
SAFECO Corporation                                       400            17,268
Safeway Inc.* <F1>                                     1,250            25,725
Sanmina-SCI
  Corporation*<F1>                                     1,500            16,515
Sara Lee Corporation                                   2,200           $48,092
SBC Communications
  Inc.                                                 9,650           236,811
Schering-Plough
  Corporation                                         10,050           163,011
Schlumberger Limited                                   1,700           108,545
The Charles Schwab
  Corporation                                          3,900            45,279
Scientific-Atlanta, Inc.                                 500            16,170
Sealed Air Corporation*<F1>                              300            14,919
Sears, Roebuck and Co.                                   650            27,924
Sempra Energy                                            650            20,670
The Sherwin-Williams
  Company                                                400            15,372
Siebel Systems, Inc.* <F1>                             1,400            16,114
Sigma-Aldrich Corporation                                200            11,068
Simon Property
  Group, Inc.                                            590            34,480
SLM Corporation                                        1,275            53,359
Snap-on Incorporated                                     100             3,234
Solectron Corporation*<F1>                             2,200            12,166
The Southern Company                                   2,205            67,252
SouthTrust Corporation                                 1,050            34,818
Southwest Airlines Co.                                 2,200            31,262
Sprint Corporation -
  PCS Group*<F1>                                       2,800            25,760
Sprint Corporation -
  FON Group                                            2,600            47,918
St. Jude Medical, Inc.* <F1>                             540            38,934
The St. Paul
  Companies, Inc.                                        650            26,007
The Stanley Works                                        300            12,804
Staples, Inc.* <F1>                                    1,450            36,815
Starbucks Corporation*<F1>                             1,150            43,413
Starwood Hotels &
  Resorts Worldwide, Inc.                                550            22,275
State Street Corporation                                 950            49,523
Stryker Corporation                                      590            52,233
Sun Microsystems, Inc.* <F1>                           9,550            39,728
SunGard Data
  Systems Inc.* <F1>                                     750            20,550
Sunoco, Inc.                                             300            18,714
SunTrust Banks, Inc.                                     850            59,254
SUPERVALU INC.                                           400            12,216
Symantec Corporation*<F1>                              1,000            46,300
Symbol Technologies, Inc.                                650             8,970
Synovus Financial Corp.                                  850            20,783
Sysco Corporation                                      1,815            70,876
Target Corporation                                     2,645           119,131
TECO Energy, Inc.                                        600             8,778
Tektronix, Inc.                                          300             9,813
Tellabs, Inc.* <F1>                                    1,100             9,493
Temple-Inland Inc.                                       200            12,668
Teradyne, Inc.* <F1>                                     550            13,106
Texas Instruments
  Incorporated                                         5,100           149,022
Textron Inc.                                             400            21,260
Thermo Electron
  Corporation*<F1>                                       400            11,312
Thomas & Betts
  Corporation                                            100             2,182
Tiffany & Co.                                            400            15,268
Time Warner Inc.* <F1>                                13,400           225,924
The TJX Companies, Inc.                                1,465            35,980
Torchmark Corporation                                    300            16,137
Toys "R" Us, Inc.* <F1>                                  650            10,920
Transocean Inc.* <F1>                                    850            23,706
Travelers Property
  Casualty Corp. - Class B                             2,981            51,482
Tribune Company                                          950            47,918
TXU Corp.                                                950            27,227
Tyco International Ltd.                                5,800           166,170
Union Pacific Corporation                                715            42,771
Union Planters
  Corporation                                            550            16,417
Unisys Corporation*<F1>                                  950            13,566
United Parcel Service,
  Inc. - Class B                                       3,290           229,774
United States Steel
  Corporation                                            300            11,181
United Technologies
  Corporation                                          1,550           133,765
UnitedHealth Group
  Incorporated                                         1,800           115,992
Univision Communications
  Inc. - Class A*<F1>                                    950            31,359
Unocal Corporation                                       750            27,960
UnumProvident
  Corporation                                            750            10,972
U.S. Bancorp                                           5,600           154,840
UST Inc.                                                 500            18,050
VERITAS Software
  Corporation*<F1>                                     1,250            33,637
Verizon Communications
  Inc.                                                 8,017           292,941
V. F. Corporation                                        300            14,010
Viacom Inc. - Class B                                  5,100           199,971
Visteon Corporation                                      300             2,871
Vulcan Materials
  Company                                                300            14,232
Wachovia Corporation                                   3,850           180,950
Wal-Mart Stores, Inc.                                 12,700           758,063
Walgreen Co.                                           3,080           101,486
The Walt Disney
  Company                                              5,950           148,690
Washington Mutual, Inc.                                2,595           110,832
Waste Management, Inc.                                 1,750            52,815
Waters Corporation*<F1>                                  400            16,336
Watson Pharmaceuticals,
  Inc.*<F1>                                              300            12,837
WellPoint Health
  Networks Inc.* <F1>                                    500            56,860
Wells Fargo & Company                                  4,940           279,950
Wendy's
  International, Inc.                                    300            12,207
Weyerhaeuser Company                                     650            42,575
Whirlpool Corporation                                    200            13,774
The Williams
  Companies, Inc.                                      1,400            13,398
Winn-Dixie Stores, Inc.                                  400             3,040
Worthington
  Industries, Inc.                                       340             6,518
Wm. Wrigley Jr. Company                                  690            40,793
Xcel Energy, Inc.                                      1,150            20,481
Xerox Corporation*<F1>                                 2,400            34,968
Xilinx, Inc.* <F1>                                     1,050            39,900
XL Capital Ltd - Class A                                 400            30,416
Yahoo! Inc.* <F1>                                      1,890            91,835
Yum! Brands, Inc.* <F1>                                  850            32,291
Zimmer Holdings, Inc.* <F1>                              690            50,908
Zions Bancorporation                                     300            17,160
                                                                   -----------
  TOTAL COMMON STOCKS
  (COST $27,866,989)                                                30,578,217
                                                                   -----------

Short-Term                                         Principal
Investments (1.9%)                                    Amount
------------------                                 ---------
FHLB Discount Note,
  4/1/2004, 0.075%                                  $548,000           548,000
U.S. Treasury Bill,
  6/24/2004, 0.970%                                   55,000            54,883
                                                                   -----------
  TOTAL SHORT-TERM INVESTMENT
  (COST $602,883)                                                      602,883
                                                                   -----------

  TOTAL INVESTMENTS - 99.8%
  (COST $28,469,872)                                                31,181,100
                                                                   -----------

  OTHER ASSETS,
  LESS LIABILITIES - 0.2%                                               71,222
                                                                   -----------

  TOTAL NET ASSETS -
  100.0%                                                           $31,252,322
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF FUTURES CONTRACTS
MARCH 31, 2004 (UNAUDITED)

                                                        THE CATHOLIC EQUITY FUND

                                                                                          Unrealized
Futures Contracts Purchased                             Contracts        Appreciation (Depreciation)
---------------------------                             ---------        ---------------------------
S&P 500 Index Futures
  Contracts Expiring June 2004 (Underlying Face
  Amount at Market Value $562,450)                              2                            $(3,750)
S&P 500 Index E-mini Futures
  Contracts Expiring June 2004 (Underlying Face
  Amount at Market Value $112,490)                              2                              1,752
                                                                                             -------
       TOTAL FUTURES CONTRACTS PURCHASED                                                     $(1,998)
                                                                                             -------
                                                                                             -------

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS & LIABILITIES

                                                      MARCH 31, 2004 (UNAUDITED)

                                                            The Catholic
                                                             Equity Fund
                                                             -----------
ASSETS
------
Investments, at cost                                         $28,469,872
                                                             -----------
Investments, at value                                        $31,181,100
Cash                                                                 253
Dividend receivable                                               40,190
Receivable for investments sold                                    1,974
Receivable for Fund shares sold                                   11,099
Receivable from Adviser                                            5,736
Other assets                                                      56,524
                                                             -----------
          TOTAL ASSETS                                        31,296,876
                                                             -----------

LIABILITIES
-----------
Payable for investments purchased                                 14,674
Payable for Fund shares redeemed                                  11,129
Payable to broker                                                    720
Accrued expenses and other liabilities                            18,031
                                                             -----------
          TOTAL LIABILITIES                                       44,554
                                                             -----------

NET ASSETS                                                   $31,252,322
                                                             -----------
                                                             -----------

NET ASSETS CONSIST OF:
----------------------
Paid in capital                                              $32,841,704
Undistributed net investment income                               65,428
Undistributed net realized loss on
  investments sold and futures contracts                      (4,364,040)
Net unrealized appreciation (depreciation) on:
    Investments                                                2,711,228
    Futures contracts                                             (1,998)
                                                             -----------
NET ASSETS                                                   $31,252,322
                                                             -----------
                                                             -----------

CLASS A SHARES
--------------
Net assets                                                    $6,190,847
Shares authorized ($0.001 par value)                         100,000,000(1)<F2>
Shares issued and outstanding                                    687,847
Net asset value, redemption price and
  minimum offering price per share                                 $9.00
Maximum offering price per share ($9.00/0.96)                      $9.38

CLASS C SHARES
--------------
Net assets                                                    $3,451,799
Shares authorized ($0.001 par value)                         100,000,000(1)<F2>
Shares issued and outstanding                                    385,011
Net asset value and offering price per share                       $8.97

CLASS I SHARES
--------------
Net assets                                                   $21,609,676
Shares authorized ($0.001 par value)                         100,000,000(1)<F2>
Shares issued and outstanding                                  2,400,196
Net asset value, redemption price and
  offering price per share                                         $9.00

(1)<F2> Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENT OF OPERATIONS

                             FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

                                                                   The Catholic
                                                                    Equity Fund
                                                                    -----------
INVESTMENT INCOME
-----------------
Dividend income                                                       $255,019
Interest income                                                          1,321
                                                                    ----------
          TOTAL INCOME                                                 256,340
                                                                    ----------

EXPENSES
--------
Investment advisory fees                                                73,498
Transfer agent fees and expenses                                        33,086
Portfolio accounting fees                                               31,151
Legal fees                                                              17,252
Custody fees                                                            14,328
Federal and state registration fees                                     13,723
Miscellaneous expenses                                                  13,164
Audit fees                                                              11,389
Other                                                                    9,639
Printing and postage expenses                                            9,283
12b-1 fees - Class C                                                     8,273
12b-1 fees - Class A                                                     6,893
Directors' fees and expenses                                             3,551
                                                                    ----------
          TOTAL EXPENSES                                               245,230
                                                                    ----------
Less waivers and reimbursements by Adviser                            (127,167)
                                                                    ----------
          NET EXPENSES                                                 118,063
                                                                    ----------
NET INVESTMENT INCOME                                                  138,277
                                                                    ----------
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain (loss) on:
    Investments                                                        (23,664)
    Futures contracts                                                   46,737
Net change in unrealized appreciation on:
    Investments                                                      3,374,463
    Futures contracts                                                   10,504
                                                                    ----------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            3,408,040
                                                                    ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                      $3,546,317
                                                                    ----------
                                                                    ----------

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        THE CATHOLIC EQUITY FUND

                                                      For the Six           For the
                                                      Months Ended         Year Ended
                                                     March 31, 2004      September 30,
                                                      (Unaudited)             2003
                                                     --------------      -------------
OPERATIONS
----------
Net investment income                                    $138,277            $186,910
Net realized gain (loss) on
  investments and futures contracts                        23,073            (541,233)
Net change in unrealized appreciation
  on investments and futures contracts                  3,384,967           4,103,981
                                                      -----------         -----------
          CHANGE IN NET ASSETS
          RESULTING FROM OPERATIONS                     3,546,317           3,749,658
                                                      -----------         -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
-------------------------------------
Distributions from net investment income                  (33,288)            (10,347)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
-------------------------------------
Distributions from net investment income                  (17,425)                (20)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS
-------------------------------------
Distributions from net investment income                 (165,953)            (89,356)
                                                      -----------         -----------
          CHANGE IN NET ASSETS FROM
          DISTRIBUTIONS TO SHAREHOLDERS                  (216,666)            (99,723)
                                                      -----------         -----------

CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                     2,427,172           5,008,504
Net proceeds from acquisition (Note 6)                         --           6,305,312
Net asset value of shares issued to shareholders
  in payment of distributions declared                    211,562              99,324
Cost of shares redeemed                                  (956,215)         (1,523,231)
                                                      -----------         -----------
          CHANGE IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS                            1,682,519           9,889,909
                                                      -----------         -----------

          CHANGE IN NET ASSETS                          5,012,170          13,539,844
                                                      -----------         -----------
NET ASSETS, BEGINNING OF PERIOD                        26,240,152          12,700,308
                                                      -----------         -----------
NET ASSETS, END OF PERIOD                             $31,252,322         $26,240,152
                                                      -----------         -----------
                                                      -----------         -----------
UNDISTRIBUTED NET INVESTMENT INCOME                       $65,428            $143,817
                                                      -----------         -----------
                                                      -----------         -----------

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

                                              THE CATHOLIC EQUITY FUND - CLASS A


                                    For the Six                                                                       For the
                                    Months Ended                  For the Year Ended September 30,                  Period Ended
                                March 31, 2004(7)<F9> -------------------------------------------------------         Sept. 30,
                                     (Unaudited)      2003(7)<F9>    2002(7)<F9>    2001(7)<F9>   2000(7)<F9>    1999(1)<F3>(7)<F9>
                                     ----------       -----------    -----------    -----------   -----------    ------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                     $7.99             $6.48          $8.43         $10.95         $9.69            $10.00
                                        -----             -----          -----         ------        ------            ------

Net investment income (loss)             0.02(5)<F7>       0.04           0.06          (0.04)(5)<F7> (0.03)(5)<F7>        --(6)<F8>
Net realized and unrealized
  gain (loss) on investments             1.04              1.49          (1.83)         (2.45)         1.31             (0.31)
                                        -----             -----          -----         ------        ------            ------
          TOTAL FROM
          INVESTMENT OPERATIONS          1.06              1.53          (1.77)         (2.49)         1.28             (0.31)
                                        -----             -----          -----         ------        ------            ------

Distributions from net
  investment income                     (0.05)            (0.02)            --             --            --                --
Distributions from net
  realized gain                            --                --          (0.18)         (0.03)        (0.02)               --
                                        -----             -----          -----         ------        ------            ------
          TOTAL DISTRIBUTIONS           (0.05)            (0.02)         (0.18)         (0.03)        (0.02)               --
                                        -----             -----          -----         ------        ------            ------

NET ASSET VALUE,
  END OF PERIOD                         $9.00             $7.99          $6.48          $8.43        $10.95             $9.69
                                        -----             -----          -----         ------        ------            ------
                                        -----             -----          -----         ------        ------            ------

Total return(2)<F4>                    13.33%(3)<F5>     23.71%        -21.65%        -22.81%        13.16%            -3.10%(3)<F5>

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net assets,
  end of period                    $6,190,847        $4,683,756     $2,865,775     $4,525,315    $4,671,129        $3,365,592
Ratio of expenses to
  average net assets:
     Before expense waivers
       and reimbursements(4)<F6>        1.82%             2.44%          2.48%          3.05%         3.31%             4.83%
     After expense waivers
       and reimbursements(4)<F6>        0.95%             0.95%          1.23%          1.75%         1.75%             1.75%
Ratio of net investment
  income (loss) to average
  net assets:
     Before expense waivers
       and reimbursements(4)<F6>        0.33%            (0.66%)        (0.94%)        (1.75%)       (1.89%)           (3.11%)
     After expense waivers
       and reimbursements(4)<F6>        1.20%             0.83%          0.31%         (0.45%)       (0.33%)           (0.03%)
Portfolio turnover rate                 0.87%             9.46%(8)<F10> 31.23%(3)<F5>  39.17%        28.78%             2.44%(3)<F5>

(1)<F3> Reflects operations for the period from May 3, 1999 (commencement of operations), to September 30, 1999.
(2)<F4>   Based on net asset value, which does not reflect the sales charge.
(3)<F5>   Not annualized.
(4)<F6>   Computed on an annualized basis.
(5)<F7> Per share net investment loss has been calculated prior to tax adjustments.
(6)<F8>   Less than one cent per share.
(7)<F9> Information for the periods ended September 30, 1999, 2000, 2001 and October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Information for the period April 3, 2002 through March 31, 2004 reflects the operations of The Catholic Equity Fund. (Note 1)
(8)<F10> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS C

                                                           For the Six           For the             For the
                                                           Months Ended         Year Ended         Period Ended
                                                          March 31, 2004      September 30,       September 30,
                                                           (Unaudited)             2003            2002(1)<F11>
                                                          --------------       ------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.96               $6.48               $8.92
                                                               -----               -----               -----

Net investment income                                           0.02                0.04                0.01
Net realized and unrealized
  gain (loss) on investments                                    1.03                1.48               (2.45)
                                                               -----               -----               -----
          TOTAL FROM INVESTMENT OPERATIONS                      1.05                1.52               (2.44)
                                                               -----               -----               -----

Distributions from net investment income                       (0.04)              (0.04)                 --
                                                               -----               -----               -----
          TOTAL DISTRIBUTIONS                                  (0.04)              (0.04)                 --
                                                               -----               -----               -----

NET ASSET VALUE, END OF PERIOD                                 $8.97               $7.96               $6.48
                                                               -----               -----               -----
                                                               -----               -----               -----

Total return(2)<F12>                                          13.15%(3)<F13>      23.69%             -27.47%(3)<F13>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                                 $3,451,799          $3,016,387              $3,432
Ratio of expenses to average net assets:
     Before expense waivers
       and reimbursements(4)<F14>                              2.35%               2.94%               3.71%
     After expense waivers
       and reimbursements(4)<F14>                              1.20%               1.20%               1.20%
Ratio of net investment income (loss)
  to average net assets:
     Before expense waivers
       and reimbursements(4)<F14>                             (1.35%)             (1.16%)             (1.84%)
     After expense waivers
       and reimbursements(4)<F14>                             (0.20%)              0.58%               0.67%
Portfolio turnover rate                                        0.87%               9.46%(5)<F15>      31.23%(3)<F13>

(1)<F11> Reflects operations for the period from April 9, 2002 (commencement of operations), to September 30, 2002.(Note 1)
(2)<F12> Based on net asset value, which does not reflect the contingent deferred sales charge.
(3)<F13>  Not annualized.
(4)<F14>  Computed on an annualized basis.
(5)<F15> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS I

                                                           For the Six           For the             For the
                                                           Months Ended         Year Ended         Period Ended
                                                          March 31, 2004      September 30,       September 30,
                                                           (Unaudited)             2003            2002(1)<F16>
                                                          --------------       ------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.00               $6.49               $9.02
                                                               -----               -----               -----

Net investment income                                           0.04                0.07                0.02
Net realized and unrealized
  gain (loss) on investments                                    1.03                1.49               (2.55)
                                                               -----               -----               -----
          TOTAL FROM INVESTMENT OPERATIONS                      1.07                1.56               (2.53)
                                                               -----               -----               -----

Distributions from net investment income                       (0.07)              (0.05)                 --
                                                               -----               -----               -----
          TOTAL DISTRIBUTIONS                                  (0.07)              (0.05)                 --
                                                               -----               -----               -----

NET ASSET VALUE, END OF PERIOD                                 $9.00               $8.00               $6.49
                                                               -----               -----               -----
                                                               -----               -----               -----

Total return                                                  13.39%(2)<F17>      24.19%             -28.05%(2)<F17>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                                $21,609,676         $18,540,009          $9,831,101
Ratio of expenses to average net assets:
     Before expense waivers
       and reimbursements(3)<F18>                              1.57%               2.19%               2.55%
     After expense waivers
       and reimbursements(3)<F18>                              0.70%               0.70%               0.70%
Ratio of net investment income (loss)
  to average net assets:
     Before expense waivers
       and reimbursements(3)<F18>                             (0.52%)             (0.41%)             (0.82%)
     After expense waivers
       and reimbursements(3)<F18>                              0.35%               1.08%               1.03%
Portfolio turnover rate                                        0.87%               9.46%(4)<F19>      31.23%(2)<F17>

(1)<F16> Reflects operations for the period from April 3, 2002 (commencement of operations), to September 30, 2002.(Note 1)
(2)<F17>  Not annualized.
(3)<F18>  Computed on an annualized basis.
(4)<F19> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS

                                                      MARCH 31, 2004 (UNAUDITED)

1. ORGANIZATION
---------------

The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of one diversified series, The Catholic Equity Fund (the "Fund"). At the close of business on April 2, 2002, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Disciplined Capital Appreciation Fund ("Disciplined Capital Appreciation Fund") was deemed to be the accounting survivor of the reorganization. In 2002, the Company designated three classes of Fund shares:
Class A, Class C and Class I. The three classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. All outstanding shares of the Disciplined Capital Appreciation Fund were redesignated as Class A shares effective on March 25, 2002. Class A shares are subject to an initial maximum sales charge of 4.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund's prospectus. Class C shares became effective on March 25, 2002 and commenced operations on April 9, 2002. Class C shares are subject to a contingent deferred sales charge ("CDSC") for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class I shares became effective on March 25, 2002 and commenced operations on April 3, 2002. Class I shares are no-load shares. The Fund is managed by Catholic Financial Services Corporation (the "Adviser"). At the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund ("CVIT"). (See Note 6)

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

A) INVESTMENT VALUATION

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on the national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

B) STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

C) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the six months ended March 31, 2004 and the fiscal year ended September 30, 2003 were as follows:

                                               Equity Fund
                                 -----------------------------------------
                                  For the Six                For the
                                  Months Ended              Year Ended
                                 March 31, 2004         September 30, 2003
                                 --------------         ------------------
Ordinary Income                     $216,666                 $99,723
Long-term Capital Gains                   --                      --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis of reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of September 30, 2003, the Fund had net capital loss carryforwards of $3,395,933 that expire in varying amounts through 2011. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards, subject to certain IRS limitations. As of September 30, 2003, the Fund had post-October losses of $367,732, which are not recognized for tax purposes until the first day of the following fiscal year.

As of September 30, 2003, the components of capital on a tax basis were as follows:

                                                 Equity Fund
                                                 -----------
Cost of investments                              $27,497,265
                                                 -----------
                                                 -----------
Gross unrealized appreciation                    $ 1,975,437
Gross unrealized depreciation                     (3,274,467)
                                                 -----------
Net unrealized appreciation/depreciation         $(1,299,030)
                                                 -----------
                                                 -----------
Undistributed ordinary income                    $   143,662
Undistributed long-term capital gain                      --
                                                 -----------
Total distributable earnings                     $   143,662
                                                 -----------
                                                 -----------
Other accumulated gains/losses                   $(3,763,665)
                                                 -----------

E) EXPENSES

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Equity Fund are allocated between each class' respective net assets when appropriate. Fees paid under the Distribution Plan (the "Plan") are borne by the specific class of shares of the Equity Fund to which the Distribution Plan applies.

F) OTHER

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
----------------------------------------------------------------

The Fund has entered into an agreement with the Adviser, with whom certain Officers and Directors of the Fund are affiliated, to furnish investment advisory services to the Fund. The terms of the agreement are as follows:

The Fund pays the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.95%, 1.20% and 0.70% of the average daily net assets of the Fund - Class A, Class C and Class I shares, respectively. The expense cap agreement terminates on September 30, 2004.

The Adviser has entered into a sub-advisory agreement with Mellon Equity Associates, LLP ("Mellon"). The annual rates of the fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreement is as follows: 0.12% on the first $50 million; 0.06% of the Fund's average daily net assets in excess of $50 million.

For the six months ended March 31, 2004, expenses of $127,167 were reimbursed by the Adviser for the Fund. The Adviser may terminate the waiver and expense reimbursement after September 30, 2004.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Company to use annually 0.25% and 0.75% of its net assets for the Fund - Class A and Class C, respectively, computed on a daily basis, to finance certain activities relating to the distribution of its shares to investors. For the six months ended March 31, 2004, 12b-1 distribution expenses of $6,893 and $8,273 were paid from Class A and Class C, respectively. These expenses were remitted to the Adviser, who also acts as distributor for the shares of each Fund. The Adviser also received sales charges from the sale of Class A shares of $24,439 for the six months ended March 31, 2004. There were no contingent deferred sales charges paid to the Adviser for the redemption of Class C shares during the six months ended March 31, 2004. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
-----------------------------

Transactions of shares of the Fund was as follows:

THE CATHOLIC EQUITY FUND - CLASS A SHARES

                                           For the Six Months Ended                   For the Year Ended
                                                March 31, 2004                        September 30, 2003
                                          ---------------------------             ---------------------------
                                          Amount               Shares             Amount               Shares
                                          ------               ------             ------               ------
Shares sold                             $1,052,915             119,043          $1,461,659             190,558
Shares issued to holders in
  reinvestment of distributions             32,372               3,658               9,948               1,410
Shares redeemed                           (184,373)            (21,008)           (352,815)            (47,886)
                                          --------             -------          ----------             -------
          NET INCREASE                    $900,914             101,693          $1,118,792             144,082
                                          --------             -------          ----------             -------
                                          --------             -------          ----------             -------

THE CATHOLIC EQUITY FUND - CLASS C SHARES

                                           For the Six Months Ended                   For the Year Ended
                                                March 31, 2004                        September 30, 2003
                                          ---------------------------             ---------------------------
                                          Amount               Shares             Amount               Shares
                                          ------               ------             ------               ------
Shares sold                               $434,963              49,995             $59,595               7,525
Shares issued to effect
  acquisition (Note 6)                          --                  --           2,897,282             389,799
Shares issued to holders in
  reinvestment of distributions             16,727               1,896                  20                   3
Shares redeemed                           (394,292)            (45,877)           (149,628)            (18,860)
                                          --------             -------          ----------             -------
          NET INCREASE                     $57,398               6,014          $2,807,269             378,467
                                          --------             -------          ----------             -------
                                          --------             -------          ----------             -------

THE CATHOLIC EQUITY FUND - CLASS I SHARES

                                           For the Six Months Ended                   For the Year Ended
                                                March 31, 2004                        September 30, 2003
                                          ---------------------------             ---------------------------
                                          Amount               Shares             Amount               Shares
                                          ------               ------             ------               ------
Shares sold                               $939,294             108,752          $3,487,250             465,483
Shares issued to effect
  acquisition (Note 6)                          --                  --           3,408,030             456,947
Shares issued to holders in
  reinvestment of distributions            162,463              18,357              89,356              12,693
Shares redeemed                           (377,550)            (45,010)         (1,020,788)(1)<F20>   (131,743)
                                          --------             -------          ----------             -------
          NET INCREASE                    $724,207              82,099          $5,963,848             803,380
                                          --------             -------          ----------             -------
                                          --------             -------          ----------             -------

(1)<F20> Includes $958,818 redeemed from Class I and immediately reinvested in Class A Shares.

5. INVESTMENT TRANSACTIONS
--------------------------

The aggregate purchases and sales of securities, excluding short-term investments for The Catholic Equity Fund, for the six months ended March 31, 2004 were $1,789,659 and $250,637, respectively. There were no purchases and sales of U.S. government securities for the Fund.

Transactions in future contracts for the six months ended March 31, 2004 were as follows:

                                                        Equity Fund
                                            -----------------------------------
                                            Number of          Aggregate Face
                                            Contracts        Value of Contracts
                                            ---------        ------------------
Outstanding at beginning of year                 4              $   608,962
Contracts opened                                22                2,092,861
Contracts closed                               (22)              (2,024,885)
                                               ---              -----------
Outstanding at end of period                     4              $   676,938
                                               ---              -----------
                                               ---              -----------

6. ACQUISITION INFORMATION
--------------------------

Effective at the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund. The Fund issued 846,746 shares (valued at $6,305,312) for the 731,699 shares outstanding for The Catholic Values Investment Trust. The net assets of CVIT included net unrealized depreciation on investments of $76,810 and accumulated net realized losses of $3,017. CVIT also had capital loss carryforwards of $2,706,972, which, subject to certain IRS limitations, has been limited to $1,841,041. These capital loss carryforwards have been combined with those of the Fund.

                      A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, subadviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the forecasts and predictions and the appropriateness of the investment strategies designed by the adviser, any subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

BOARD OF DIRECTORS
------------------
Daniel Steininger
Chairman of the Board

Thomas Bausch
J. Michael Borden
Daniel Doucette
Allan Lorge
Thomas Munninghoff
Conrad Sobczak

OFFICERS
--------
Theodore Zimmer
President

Allan Lorge
Vice President, Secretary and
  Chief Financial Officer

Russell Kafka
Treasurer

INVESTMENT ADVISER
------------------
Catholic Financial Services Corporation
1100 West Wells Street
Milwaukee, WI  53233

SUBADVISER
----------
Mellon Equity Associates, LLP
500 Grant St., Suite 4200
Pittsburgh, PA  15258

LEGAL COUNSEL
-------------
Quarles & Brady LLP

CUSTODIAN
---------
U.S. Bank, N.A.

TRANSFER AGENT
--------------
U.S. Bancorp Fund Services, LLC

INDEPENDENT AUDITORS
--------------------
PricewaterhouseCoopers LLP

SHAREHOLDER SERVICES
--------------------
The Catholic Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 710
Milwaukee, WI  53201-0701

THE CATHOLIC
FRATERNAL ALLIANCE
------------------
Catholic Knights
Daniel Steininger, President
1100 West Wells Street
Milwaukee, WI  53233

Catholic Order of Foresters
David E. Huber, High Chief Ranger
355 Shuman Boulevard
P.O. Box 3012
Naperville, IL  60566-7012

Catholic Knights of America
John Kenawell, President
3525 Hampton Avenue
St.  Louis, MO  63139-1980

Catholic Union of Texas (The KJT)
Elo J. Goerig, President
P.O. Box 297
LaGrange, TX  78945

 The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request by calling 1-877-222-2402.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-222-2402, on the Fund's website, www.catholicfunds.com, or on the SEC's website, at www.sec.gov. Information
  ---------------------                              -----------
regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending September 30, 2004 will be available after November 30, 2004 on or through the Fund's website and on the SEC's website.

   This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Catholic Church has not sponsored or endorsed The Catholic Funds nor approved or disapproved of the Funds as an investment.

                 (CATHOLIC FINANCIAL SERVICES CORPORATION LOGO)
                        GIVING VOICE TO CATHOLIC VALUES

                  1100 West Wells Street o Milwaukee, WI 53233
                                 1-414-278-6550
                              Member NASD and SIPC
              The Catholic Funds are not available in all states.

ITEM 2.  CODE OF ETHICS

     As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Board of Directors of the Registrant has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

     Although each member of the Registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, the Board has determined that no member has all of such required attributes. Each member of the Registrant's audit committee completed a Questionnaire which elicited information regarding their education, training, knowledge and experience in accounting matters and the preparation of financial statements, especially as they relate to mutual funds. The Board reviewed this information in the context of the nature of the accounting principles applicable to the Registrant, as well as the Registrant's underlying internal controls and reporting mechanisms and, based on this review, determined that the members of the Registrant's audit committee, as a group, have the education, training, knowledge and experience necessary to perform the audit committee's responsibilities, including the evaluation of the financial state-ments of the Registrant. In addition, the Board determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts. The Board also determined that each member of the Registrant's audit committee is "independent" as defined in the instructions to this Form N-CSR.

     Notwithstanding the existing competence of the audit committee members in this regard, the nominating committee of the Board of Directors has determined that, as occasion arises to consider adding additional independent Directors to the Board or to fill vacancies that might arise, the nominating committee will consider as one factor in identifying desirable candidates the possession of attributes that would qualify such candidate as an "audit committee financial expert."

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Required only in Annual Reports on Form N-CSR.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant, insofar as the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEMS 6.  SCHEDULE OF INVESTMENTS

     The Schedule of Investments in securities of unaffiliated issuers is provided with the financial statements included in the Registrant's Semi-Annual Report to Shareholders dated as of March 31, 2004 provided under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     At its regular quarterly meeting held on April 21, 2004, the Registrant's Board of Directors adopted the following resolution approving procedures by which shareholders of the Registrant may recommend nominees to the Registrant's Board of Directors:

          RESOLVED, that the following policy shall be, and hereby is, adopted to remain in effect unless and until modified, amended or revoked by the Board of Directors of the Fund:

               At any time that the Board of Directors determines to nominate candidates for appointment or election to the Board of Directors, whether to fill one or more vacancies or to expand the size of the Board, the Corporate Governance and Contracts Committee (which generally is responsible for nominating candidates) will review and consider director nominees proposed by shareholder(s) if and only if the shareholder(s) making the recommendation beneficially owned in the aggregate at least 10% of the issued and outstanding common stock of the Fund for at least one year as of the date that the recommendation is made (a "Qualified Shareholder"). Any Qualified Shareholder may submit a recommendation at any time, but in order to be considered for any specific appointment/election the recommendation must be received no less than sixty (60) days prior to the date on which the Corporate Governance and Contracts Committee makes its nomination(s). In order to be considered in proper form, a recommendation from a Qualified Shareholder must: (1) identify the Qualified Shareholder by name and address; (2) certify that the Qualified Sharehold-ers meet the 10% beneficial ownership requirement; and
          (3) describe the candidate's qualifications and provide contact information sufficient for the Corporate Governance and Contracts Committee to contact the candidate for additional information. Recommendations must be presented to the Corporate Governance and Contracts Committee by first class U.S. mail addressed as follows:

                              The Catholic Funds, Inc.
             Attention:  Chairperson, Corporate Governance and Contracts
                         Committee of the Board of Directors
                               1100 West Wells Street
                                Milwaukee, WI  53233

               In order to be eligible for consideration as a nominee, any candidate named in a timely submitted recommendation from a Qualified Shareholder must not be an "interested
                                            ---
          person" (as that term is defined in the Investment Company Act of 1940) of the Fund or of any investment adviser or distributor of the Fund, and otherwise must meet all criteria and qualifications established from time to time by the Corporate Governance and Contracts Committee. Within thirty (30) days of a written request from the Corporate Governance and Contracts Committee, the candidate must submit to the Corporate Governance and Contracts Committee information reasonably requested by the Corporate Governance and Contracts Committee in order to allow it to assess the qualifications of the candidate and to determine that the candidate is not an "interested person" of the Fund or any investment adviser or distributor of the Fund. Failure to timely respond to such a request shall disqualify the candidate. In considering any candidate recommended by a Qualified Shareholder, the Corporate Governance and Contracts Committee shall apply the same standards as it applies to candidates recommended from other channels, but the Corporate Governance and Contracts Committee shall have sole discretion in determining whether to nominate a candidate recommended by a Qualified Shareholder.

ITEM 10.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  Within 90 days prior to the
          ----------------------------------
filing of this report on Form N-CSR, the Registrant's President (Principal Executive Officer) and its Chief Financial Officer (Principal Financial Officer) reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, such officers determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in this report on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

     (b)  Change in Internal Controls.  During the six months ended March 31,
          ---------------------------
2004, there have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.         DESCRIPTION OF EXHIBIT
-----------         ----------------------
11(a)(2)(A)         Certification of Principal Executive Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

11(a)(2)(B)         Certification of Principal Financial Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

11(b) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of May, 2004.

                                   THE CATHOLIC FUNDS, INC.

                                   By:  /s/  Theodore F. Zimmer
                                        ------------------------------
                                        Theodore F. Zimmer, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of May, 2004.

                                   By:  /s/  Theodore F. Zimmer
                                        ------------------------------
                                        Theodore F. Zimmer, President (Principal
                                        Executive Officer)

                                   By:  /s/  Allan G. Lorge
                                        ------------------------------
                                        Allan G. Lorge, Vice President,
                                        Secretary and Chief Financial Officer
                                        (Principal Financial Officer)